Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
MassMutual Global Floating Rate Fund - Class I
Prospectus [Line Items]
Annual Return [Percent]	8.25%	13.70%	(4.65%)	5.98%	3.36%	8.33%	0.16%	4.44%	11.61%	(0.56%)
MassMutual Global Credit Income Opportunities Fund - Class I
Prospectus [Line Items]
Annual Return [Percent]	8.81%	13.30%	(9.65%)	5.96%	3.44%	9.74%	(1.73%)	6.76%	14.87%	(1.04%)
MassMutual Emerging Markets Debt Blended Total Return Fund - Class I
Prospectus [Line Items]
Annual Return [Percent]	2.86%	10.80%	(18.18%)	(6.50%)	18.02%	16.82%	(4.93%)	16.57%	7.39%